Long-term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Loans	$ 1,380,648	$ 1,509,794
Less: Deferred finance costs, net	(7,461)	(9,437)
Total long-term debt	1,373,187	1,500,357
Less: Current portion of debt	(175,062)	(235,082)
Add: Deferred finance costs, current portion	2,126	2,654
Long-term debt, net of current portion and deferred finance costs	$ 1,200,251	$ 1,267,929